GOLDMAN SACHS ENHANCED U.S. EQUITY FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Aerospace & Defense – 1.2%
11,728 L3Harris Technologies, Inc. $ 2,865,619
10,587 Woodward, Inc. 2,290,286
5,155,905
Automobile Components – 0.3%
16,833 Aptiv PLC (Jersey)* 1,124,613
Automobiles – 1.5%
18,159 Tesla, Inc.* 6,291,367
Banks – 4.5%
110,287 Bank of America Corp. 4,866,965
23,229 East West Bancorp, Inc. 2,118,485
20,321 JPMorgan Chase & Co. 5,364,744
14,744 M&T Bank Corp. 2,692,844
58,420 Wells Fargo & Co. 4,368,648
19,411,686
Beverages – 0.7%
22,840 Coca-Cola Europacific Partners
PLC (United Kingdom) 2,096,484
21,250 Molson Coors Beverage Co.,
Class B 1,138,787
3,235,271
Biotechnology – 1.5%
28,143 AbbVie, Inc. 5,237,694
10,591 Neurocrine Biosciences, Inc.* 1,302,905
6,540,599
Broadline Retail – 3.9%
82,771 Amazon.com, Inc.* 16,968,883
Capital Markets – 1.8%
28,098 Charles Schwab Corp. (The) 2,482,177
2,708 MSCI, Inc. 1,527,366
18,709 Nasdaq, Inc. 1,562,950
16,171 Raymond James Financial, Inc. 2,376,814
7,949,307
Chemicals – 1.4%
17,110 RPM International, Inc. 1,947,802
8,369 Sherwin-Williams Co. (The) 3,002,881
18,067 Westlake Corp. 1,283,299
6,233,982
Communications Equipment – 0.3%
3,363 Motorola Solutions, Inc. 1,396,923
Consumer Finance – 0.8%
12,358 American Express Co. 3,633,870
Consumer Staples Distribution & Retail – 2.8%
19,163 BJ's Wholesale Club Holdings,
Inc.* 2,169,443
3,860 Costco Wholesale Corp. 4,015,095
61,546 Walmart, Inc. 6,075,821
12,260,359
Diversified Telecommunication Services – 0.7%
111,083 AT&T, Inc. 3,088,107
Electric Utilities – 1.1%
147,567 PG&E Corp. 2,490,931
Shares Description Value
aa
Common Stocks – (continued)
Electric Utilities – (continued)
65,283 PPL Corp. $ 2,268,584
4,759,515
Electrical Equipment – 2.0%
15,547 AMETEK, Inc. 2,778,871
6,151 GE Vernova, Inc. 2,909,300
9,647 Rockwell Automation, Inc. 3,044,111
8,732,282
Entertainment – 2.2%
17,468 Live Nation Entertainment, Inc.* 2,396,435
5,831 Netflix, Inc.* 7,039,358
9,435,793
Financial Services – 5.7%
16,253 Berkshire Hathaway, Inc., Class
B* 8,190,862
6,945 Corpay, Inc.* 2,257,889
42,364 Equitable Holdings, Inc. 2,239,785
16,704 Fiserv, Inc.* 2,719,244
12,606 Mastercard, Inc., Class A 7,382,073
6,274 Visa, Inc., Class A 2,291,202
25,081,055
Ground Transportation – 0.5%
14,617 Old Dominion Freight Line, Inc. 2,341,205
Health Care Equipment & Supplies – 2.4%
33,244 Abbott Laboratories 4,440,734
12,783 Align Technology, Inc.* 2,312,956
32,923 Boston Scientific Corp.* 3,465,475
10,219,165
Health Care Providers & Services – 1.4%
7,212 Cencora, Inc. 2,100,423
12,504 UnitedHealth Group, Inc. 3,775,083
5,875,506
Health Care REITs – 0.6%
36,885 Ventas, Inc. REIT 2,370,968
Hotels, Restaurants & Leisure – 2.5%
4,828 Domino's Pizza, Inc. 2,287,603
14,011 McDonald's Corp. 4,397,352
20,850 Starbucks Corp. 1,750,357
11,727 Texas Roadhouse, Inc. 2,289,228
10,724,540
Household Durables – 0.5%
21,023 Lennar Corp., Class A 2,230,120
Household Products – 1.7%
24,994 Colgate-Palmolive Co. 2,322,942
30,650 Procter & Gamble Co. (The) 5,207,129
7,530,071
Independent Power and Renewable Electricity Producers – 0.6%
16,459 Vistra Corp. 2,642,822
Industrial Conglomerates – 0.8%
14,423 Honeywell International, Inc. 3,269,261
Industrial REITs – 0.4%
56,124 Americold Realty Trust, Inc.
REIT 929,975

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrial REITs – (continued)
8,319 Prologis, Inc. REIT $ 903,443
1,833,418
Insurance – 2.0%
13,052 Allstate Corp. (The) 2,739,223
13,981 Marsh & McLennan Cos., Inc. 3,266,801
10,303 Travelers Cos., Inc. (The) 2,840,537
8,846,561
Interactive Media & Services – 6.5%
52,549 Alphabet, Inc., Class A 9,024,765
28,177 Alphabet, Inc., Class C 4,870,395
22,168 Meta Platforms, Inc., Class A 14,353,558
28,248,718
IT Services – 1.6%
5,879 Gartner, Inc.* 2,565,713
8,177 International Business Machines
Corp. 2,118,334
10,501 Snowflake, Inc., Class A* 2,159,741
6,843,788
Life Sciences Tools & Services – 0.9%
1,901 Mettler-Toledo International,
Inc.* 2,196,643
7,747 West Pharmaceutical Services,
Inc. 1,633,455
3,830,098
Machinery – 2.7%
7,372 Caterpillar, Inc. 2,565,677
11,149 IDEX Corp. 2,016,966
11,143 Illinois Tool Works, Inc. 2,730,926
14,167 ITT, Inc. 2,132,700
32,330 Stanley Black & Decker, Inc. 2,115,352
11,561,621
Media – 0.5%
29,424 Omnicom Group, Inc. 2,160,899
Metals & Mining – 0.5%
18,254 Steel Dynamics, Inc. 2,246,520
Multi-Utilities – 0.5%
32,571 CMS Energy Corp. 2,287,461
Oil, Gas & Consumable Fuels – 2.4%
20,637 ConocoPhillips 1,761,368
52,532 Exxon Mobil Corp. 5,374,024
25,208 Ovintiv, Inc. 902,950
19,770 Phillips 66 2,243,500
10,281,842
Passenger Airlines – 0.6%
32,200 United Airlines Holdings, Inc.* 2,558,129
Personal Care Products – 0.6%
106,207 Kenvue, Inc. 2,535,161
Pharmaceuticals – 2.7%
27,260 AstraZeneca PLC ADR (United
Kingdom) 1,985,346
7,247 Eli Lilly & Co. 5,345,894
5,312 Johnson & Johnson 824,476
Shares Description Value
aa
Common Stocks – (continued)
Pharmaceuticals – (continued)
44,112 Merck & Co., Inc. $ 3,389,566
11,545,282
Professional Services – 0.4%
16,757 Booz Allen Hamilton Holding
Corp. 1,780,431
Residential REITs – 1.6%
58,634 American Homes 4 Rent, Class
A REIT 2,219,297
11,373 AvalonBay Communities, Inc.
REIT 2,351,595
18,916 Camden Property Trust REIT 2,222,441
6,793,333
Semiconductors & Semiconductor Equipment – 10.4%
48,819 Broadcom, Inc. 11,817,615
4,101 KLA Corp. 3,103,965
26,797 Marvell Technology, Inc. 1,612,911
20,425 Micron Technology, Inc. 1,929,346
198,256 NVIDIA Corp. 26,790,333
45,254,170
Software – 11.4%
5,959 AppLovin Corp., Class A* 2,341,887
9,329 Atlassian Corp., Class A* 1,936,980
19,471 Datadog, Inc., Class A* 2,295,241
40,670 Dynatrace, Inc.* 2,196,587
69,484 Microsoft Corp. 31,987,654
7,450 Monday.com Ltd.* 2,216,301
15,251 Salesforce, Inc. 4,047,158
4,158 Tyler Technologies, Inc.* 2,399,124
49,420,932
Specialized REITs – 0.7%
4,026 SBA Communications Corp.
REIT 933,589
71,069 VICI Properties, Inc. REIT 2,253,598
3,187,187
Specialty Retail – 2.5%
12,149 Home Depot, Inc. (The) 4,474,355
13,877 Lowe’s Cos., Inc. 3,132,455
26,246 TJX Cos., Inc. (The) 3,330,618
10,937,428
Technology Hardware, Storage & Peripherals – 6.6%
142,171 Apple, Inc. 28,555,045
Trading Companies & Distributors – 0.6%
66,422 Fastenal Co. 2,745,885
TOTAL COMMON STOCKS
(Cost $315,280,578)
431,957,084

GOLDMAN SACHS ENHANCED U.S. EQUITY FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.4%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,532,591 4.216% $ 1,532,591
(Cost $1,532,591)
TOTAL INVESTMENTS – 99.9%
(Cost $316,813,169)
$ 433,489,675
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
348,638
NET ASSETS – 100.0%
$ 433,838,313
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.4%
Aerospace & Defense – 1.7%
40,380 Boeing Co. (The)* $ 8,371,582
34,013 General Electric Co. 8,364,137
12,028 L3Harris Technologies, Inc. 2,938,921
1,434 TransDigm Group, Inc. 2,105,729
21,780,369
Automobile Components – 0.1%
21,611 Aptiv PLC (Jersey)* 1,443,831
Automobiles – 1.0%
39,295 Tesla, Inc.* 13,614,146
Banks – 3.8%
386,878 Bank of America Corp. 17,072,926
102,343 JPMorgan Chase & Co. 27,018,552
66,812 Wells Fargo & Co. 4,996,201
49,087,679
Beverages – 1.9%
184,199 Coca-Cola Co. (The) 13,280,748
124,703 Coca-Cola Europacific Partners
PLC (United Kingdom) 11,446,488
24,727,236
Biotechnology – 2.0%
65,131 AbbVie, Inc. 12,121,530
12,272 Alnylam Pharmaceuticals, Inc.* 3,737,560
3,380 Argenx SE ADR (Netherlands)* 1,937,619
20,872 BioNTech SE ADR (Germany)* 1,999,746
20,513 Blueprint Medicines Corp.* 2,078,993
13,070 Insmed, Inc.* 911,371
17,229 Neurocrine Biosciences, Inc.* 2,119,512
106,897 Roivant Sciences Ltd.* 1,174,798
26,081,129
Broadline Retail – 3.8%
237,761 Amazon.com, Inc.* 48,743,383
Building Products – 0.5%
11,716 Builders FirstSource, Inc.* 1,261,579
11,114 Trane Technologies PLC 4,782,021
6,043,600
Capital Markets – 2.0%
4,592 Blackrock, Inc. 4,499,655
54,570 Blackstone, Inc. 7,572,133
48,059 Charles Schwab Corp. (The) 4,245,532
1,215 Coinbase Global, Inc., Class A* 299,643
4,570 MSCI, Inc. 2,577,572
27,834 Nasdaq, Inc. 2,325,253
7,776 S&P Global, Inc. 3,987,999
25,507,787
Chemicals – 2.1%
36,298 Air Products and Chemicals, Inc. 10,123,875
43,316 Sherwin-Williams Co. (The) 15,542,214
18,029 Westlake Corp. 1,280,600
26,946,689
Commercial Services & Supplies – 0.3%
18,009 Waste Connections, Inc. 3,549,394
Communications Equipment – 0.4%
17,404 Arista Networks, Inc.* 1,507,883
Shares Description Value
aa
Common Stocks – (continued)
Communications Equipment – (continued)
9,879 Motorola Solutions, Inc. $ 4,103,539
5,611,422
Construction & Engineering – 0.1%
3,494 Comfort Systems USA, Inc. 1,670,936
Construction Materials – 1.1%
25,231 Martin Marietta Materials, Inc. 13,815,234
Consumer Finance – 1.3%
59,392 American Express Co. 17,464,218
Consumer Staples Distribution & Retail – 1.8%
4,403 Costco Wholesale Corp. 4,579,913
186,931 Walmart, Inc. 18,453,828
23,033,741
Containers & Packaging – 0.2%
46,518 International Paper Co. 2,224,026
Diversified Telecommunication Services – 0.4%
189,786 AT&T, Inc. 5,276,051
Electric Utilities – 1.6%
107,024 NextEra Energy, Inc. 7,560,175
101,035 PG&E Corp. 1,705,471
152,282 PPL Corp. 5,291,799
80,629 Xcel Energy, Inc. 5,652,093
20,209,538
Electrical Equipment – 3.4%
17,070 AMETEK, Inc. 3,051,092
40,690 Eaton Corp. PLC 13,028,938
25,551 GE Vernova, Inc. 12,085,112
52,196 Rockwell Automation, Inc. 16,470,448
44,635,590
Electronic Equipment, Instruments & Components – 0.3%
47,792 Amphenol Corp., Class A 4,297,934
Energy Equipment & Services – 0.1%
32,444 Baker Hughes Co. 1,202,050
Entertainment – 1.8%
28,033 Live Nation Entertainment, Inc.* 3,845,847
10,436 Netflix, Inc.* 12,598,653
9,444 Spotify Technology SA* 6,281,582
22,726,082
Financial Services – 5.9%
48,764 Berkshire Hathaway, Inc., Class
B* 24,575,105
4,918 Corpay, Inc.* 1,598,891
97,297 Equitable Holdings, Inc. 5,144,092
66,217 Fiserv, Inc.* 10,779,465
43,898 Mastercard, Inc., Class A 25,706,669
22,487 Visa, Inc., Class A 8,212,028
76,016,250
Ground Transportation – 1.2%
14,230 Norfolk Southern Corp. 3,516,518
46,250 Old Dominion Freight Line, Inc. 7,407,862
50,374 Uber Technologies, Inc.* 4,239,476
15,163,856

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – 3.9%
111,771 Abbott Laboratories $ 14,930,370
46,596 Align Technology, Inc.* 8,431,080
151,593 Boston Scientific Corp.* 15,956,679
18,577 Cooper Cos., Inc. (The)* 1,268,438
13,404 Insulet Corp.* 4,356,702
9,064 Intuitive Surgical, Inc.* 5,006,410
49,949,679
Health Care Providers & Services – 0.7%
32,089 UnitedHealth Group, Inc. 9,687,990
Health Care REITs – 0.2%
20,057 Welltower, Inc. REIT 3,094,394
Health Care Technology – 0.2%
9,492 Veeva Systems, Inc., Class A* 2,654,912
Hotels, Restaurants & Leisure – 2.2%
49,032 Chipotle Mexican Grill, Inc.* 2,455,522
11,581 DoorDash, Inc., Class A* 2,416,376
58,757 DraftKings, Inc., Class A* 2,108,201
9,081 Hilton Worldwide Holdings, Inc. 2,256,084
16,852 McDonald's Corp. 5,289,000
35,780 Royal Caribbean Cruises Ltd. 9,194,387
27,257 Starbucks Corp. 2,288,225
5,363 Wingstop, Inc. 1,832,537
27,840,332
Household Durables – 0.8%
100,667 Lennar Corp., Class A 10,678,755
Household Products – 1.5%
60,678 Colgate-Palmolive Co. 5,639,413
79,862 Procter & Gamble Co. (The) 13,567,755
19,207,168
Independent Power and Renewable Electricity Producers – 0.2%
18,414 Vistra Corp. 2,956,736
Industrial Conglomerates – 1.9%
68,232 3M Co. 10,122,217
64,575 Honeywell International, Inc. 14,637,215
24,759,432
Industrial REITs – 0.7%
81,553 Prologis, Inc. REIT 8,856,656
Insurance – 1.5%
22,450 Allstate Corp. (The) 4,711,581
22,542 Arch Capital Group Ltd. 2,142,392
17,541 Globe Life, Inc. 2,137,722
19,551 Marsh & McLennan Cos., Inc. 4,568,287
13,523 Travelers Cos., Inc. (The) 3,728,291
27,834 Unum Group 2,274,316
19,562,589
Interactive Media & Services – 6.1%
124,338 Alphabet, Inc., Class A 21,353,808
112,095 Alphabet, Inc., Class C 19,375,621
59,243 Meta Platforms, Inc., Class A 38,359,250
79,088,679
IT Services – 1.0%
1,849 Accenture PLC, Class A (Ireland) 585,800
Shares Description Value
aa
Common Stocks – (continued)
IT Services – (continued)
31,411 International Business Machines
Corp. $ 8,137,334
11,932 Shopify, Inc., Class A (Canada)* 1,279,349
16,634 Snowflake, Inc., Class A* 3,421,115
13,423,598
Life Sciences Tools & Services – 1.0%
24,657 Danaher Corp. 4,682,364
8,013 Thermo Fisher Scientific, Inc. 3,227,797
23,059 West Pharmaceutical Services,
Inc. 4,861,990
12,772,151
Machinery – 1.5%
20,149 Caterpillar, Inc. 7,012,457
51,017 Illinois Tool Works, Inc. 12,503,246
19,515,703
Metals & Mining – 0.3%
47,879 Freeport-McMoRan, Inc. 1,842,384
18,711 Steel Dynamics, Inc. 2,302,763
4,145,147
Multi-Utilities – 0.6%
50,526 CMS Energy Corp. 3,548,441
106,760 NiSource, Inc. 4,221,290
7,769,731
Oil, Gas & Consumable Fuels – 3.2%
16,045 Chevron Corp. 2,193,351
83,754 ConocoPhillips 7,148,404
28,010 Diamondback Energy, Inc. 3,768,746
21,498 DT Midstream, Inc. 2,251,701
62,275 Expand Energy Corp. 7,231,996
122,064 Exxon Mobil Corp. 12,487,147
22,028 Hess Corp. 2,911,881
36,191 Kinetik Holdings, Inc. 1,611,947
19,329 Phillips 66 2,193,455
41,798,628
Passenger Airlines – 0.4%
58,311 United Airlines Holdings, Inc.* 4,632,517
Personal Care Products – 0.3%
142,927 Kenvue, Inc. 3,411,667
Pharmaceuticals – 2.5%
35,037 AstraZeneca PLC ADR (United
Kingdom) 2,551,745
33,786 Eli Lilly & Co. 24,922,919
22,092 Johnson & Johnson 3,428,899
23,594 Merck & Co., Inc. 1,812,963
32,716,526
Professional Services – 0.2%
13,228 Booz Allen Hamilton Holding
Corp. 1,405,475
5,015 Verisk Analytics, Inc. 1,575,412
2,980,887
Residential REITs – 0.4%
66,542 American Homes 4 Rent, Class
A REIT 2,518,615

GOLDMAN SACHS LARGE CAP EQUITY FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Residential REITs – (continued)
11,726 AvalonBay Communities, Inc.
REIT $ 2,424,585
4,943,200
Semiconductors & Semiconductor Equipment – 9.5%
80,523 Broadcom, Inc. 19,492,203
11,994 KLA Corp. 9,078,019
108,654 Marvell Technology, Inc. 6,539,884
52,763 Microchip Technology, Inc. 3,062,364
44,139 Micron Technology, Inc. 4,169,370
534,562 NVIDIA Corp. 72,235,363
16,968 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 3,280,254
26,826 Texas Instruments, Inc. 4,905,134
122,762,591
Software – 10.2%
10,497 Adobe, Inc.* 4,357,200
9,711 AppLovin Corp., Class A* 3,816,423
15,072 Atlassian Corp., Class A* 3,129,399
13,642 Cadence Design Systems, Inc.* 3,916,209
4,520 Crowdstrike Holdings, Inc.,
Class A* 2,130,592
29,653 Datadog, Inc., Class A* 3,495,496
3,512 HubSpot, Inc.* 2,071,729
194,868 Microsoft Corp. 89,709,433
17,321 Palantir Technologies, Inc., Class
A* 2,282,561
46,874 Salesforce, Inc. 12,438,953
48,830 Samsara, Inc., Class A* 2,272,548
11,696 Zscaler, Inc.* 3,224,587
132,845,130
Specialized REITs – 0.5%
15,524 American Tower Corp. REIT 3,332,226
4,256 Equinix, Inc. REIT 3,782,818
7,115,044
Specialty Retail – 1.1%
17,814 Home Depot, Inc. (The) 6,560,718
12,875 Lowe’s Cos., Inc. 2,906,274
31,334 TJX Cos., Inc. (The) 3,976,284
33,726 Wayfair, Inc., Class A* 1,390,860
14,834,136
Technology Hardware, Storage & Peripherals – 5.9%
383,796 Apple, Inc. 77,085,427
Textiles, Apparel & Luxury Goods – 0.1%
4,870 Lululemon Athletica, Inc.* 1,542,183
TOTAL COMMON STOCKS
(Cost $711,600,845)
1,263,503,759
Shares Dividend Rate Value
aa
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
11,584,541 4.216% $ 11,584,541
(Cost $11,584,541)
TOTAL INVESTMENTS – 98.3%
(Cost $ 723,185,386 )
$ 1,275,088,300
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.7%
21,623,935
NET ASSETS – 100.0%
$ 1,296,712,235
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Aerospace & Defense – 3.9%
40,251 Axon Enterprise, Inc.* $ 30,202,740
36,908 Woodward, Inc. 7,984,308
38,187,048
Beverages – 1.3%
136,491 Coca-Cola Europacific Partners
PLC (United Kingdom) 12,528,509
Biotechnology – 4.5%
58,052 Alnylam Pharmaceuticals, Inc.* 17,680,317
86,500 BioMarin Pharmaceutical, Inc.* 5,023,055
42,521 BioNTech SE ADR (Germany)* 4,073,937
82,261 Neurocrine Biosciences, Inc.* 10,119,748
597,032 Roivant Sciences Ltd.* 6,561,382
43,458,439
Capital Markets – 5.6%
734,035 Blue Owl Capital, Inc. 13,711,774
39,692 Coinbase Global, Inc., Class A* 9,788,841
39,567 MSCI, Inc. 22,316,579
98,280 Nasdaq, Inc. 8,210,311
54,027,505
Construction Materials – 1.8%
31,273 Martin Marietta Materials, Inc. 17,123,531
Consumer Staples Distribution & Retail – 1.9%
163,146 BJ's Wholesale Club Holdings,
Inc.* 18,469,759
Electrical Equipment – 6.3%
51,346 AMETEK, Inc. 9,177,584
34,118 GE Vernova, Inc. 16,137,132
47,787 Rockwell Automation, Inc. 15,079,188
192,936 Vertiv Holdings Co., Class A 20,823,582
61,217,486
Entertainment – 2.0%
140,614 Live Nation Entertainment, Inc.* 19,290,835
Financial Services – 4.4%
48,786 Corpay, Inc.* 15,860,816
312,327 Equitable Holdings, Inc. 16,512,729
130,445 Fidelity National Information
Services, Inc. 10,384,726
42,758,271
Food Products – 0.8%
144,487 Lamb Weston Holdings, Inc. 8,059,485
Ground Transportation – 1.9%
117,312 Old Dominion Freight Line, Inc. 18,789,863
Health Care Equipment & Supplies – 4.5%
60,418 Align Technology, Inc.* 10,932,033
132,832 Cooper Cos., Inc. (The)* 9,069,769
72,137 Insulet Corp.* 23,446,689
43,448,491
Health Care Providers & Services – 3.2%
106,648 Cencora, Inc. 31,060,164
Health Care Technology – 2.0%
68,716 Veeva Systems, Inc., Class A* 19,219,865
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 8.8%
73,874 Cava Group, Inc.* $ 6,003,740
22,034 Domino's Pizza, Inc. 10,440,150
35,006 DoorDash, Inc., Class A* 7,304,002
240,347 DraftKings, Inc., Class A* 8,623,650
59,882 Hilton Worldwide Holdings, Inc. 14,877,084
49,994 Royal Caribbean Cruises Ltd. 12,846,958
72,155 Texas Roadhouse, Inc. 14,085,378
31,622 Wingstop, Inc. 10,805,237
84,986,199
Household Durables – 0.8%
76,164 Lennar Corp., Class A 8,079,477
Independent Power and Renewable Electricity Producers – 2.5%
151,980 Vistra Corp. 24,403,429
IT Services – 3.3%
118,386 Cloudflare, Inc., Class A* 19,639,054
29,820 Gartner, Inc.* 13,014,044
32,653,098
Life Sciences Tools & Services – 2.2%
7,424 Mettler-Toledo International,
Inc.* 8,578,581
59,766 West Pharmaceutical Services,
Inc. 12,601,661
21,180,242
Machinery – 0.5%
33,293 ITT, Inc. 5,011,928
Media – 1.0%
127,051 Trade Desk, Inc. (The), Class A* 9,556,776
Oil, Gas & Consumable Fuels – 5.1%
82,788 Cheniere Energy, Inc. 19,619,928
161,092 DT Midstream, Inc. 16,872,776
74,229 Expand Energy Corp. 8,620,214
314,584 Permian Resources Corp. 3,966,904
49,079,822
Personal Care Products – 0.9%
79,628 elf Beauty, Inc.* 8,957,354
Professional Services – 1.4%
123,057 Booz Allen Hamilton Holding
Corp. 13,074,806
Semiconductors & Semiconductor Equipment – 1.9%
91,332 Entegris, Inc. 6,278,162
117,527 Marvell Technology, Inc. 7,073,950
94,249 Microchip Technology, Inc. 5,470,212
18,822,324
Software – 22.8%
77,440 AppLovin Corp., Class A* 30,433,920
43,126 Atlassian Corp., Class A* 8,954,251
184,487 Datadog, Inc., Class A* 21,747,328
189,065 Dynatrace, Inc.* 10,211,401
12,686 Fair Isaac Corp.* 21,899,588
23,189 HubSpot, Inc.* 13,679,191
24,805 Monday.com Ltd.* 7,379,239
489,769 Palantir Technologies, Inc., Class
A* 64,541,759
89,819 Samsara, Inc., Class A* 4,180,176

GOLDMAN SACHS MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
27,547 Tyler Technologies, Inc.* $ 15,894,344
141,439 Varonis Systems, Inc.* 6,743,811
57,120 Zscaler, Inc.* 15,747,984
221,412,992
Trading Companies & Distributors – 3.2%
508,950 Fastenal Co. 21,039,993
13,557 United Rentals, Inc. 9,603,508
30,643,501
TOTAL COMMON STOCKS
(Cost $715,386,346)
955,501,199
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
14,927,677 4.248% 14,927,677
(Cost $14,927,677)
TOTAL INVESTMENTS – 100.0%
(Cost $730,314,023)
$ 970,428,876
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
423,699
NET ASSETS – 100.0%
$ 970,852,575
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.7%
Aerospace & Defense – 4.8%
41,607 Karman Holdings, Inc.* $ 1,783,276
79,092 Loar Holdings, Inc.* 6,884,959
37,581 Moog, Inc., Class A 6,964,135
15,632,370
Automobile Components – 1.2%
31,516 Dorman Products, Inc.* 4,075,334
Beverages – 1.0%
96,631 Vita Coco Co., Inc. (The)* 3,439,097
Biotechnology – 8.1%
102,696 Alkermes PLC* 3,143,524
41,457 Apogee Therapeutics, Inc.* 1,518,984
36,236 Blueprint Medicines Corp.* 3,672,519
47,361 CG oncology, Inc.* 1,213,389
77,722 Dynavax Technologies Corp.* 760,898
44,420 Immunovant, Inc.* 659,637
47,941 Insmed, Inc.* 3,342,926
11,037 Madrigal Pharmaceuticals, Inc.* 3,038,045
52,502 Mineralys Therapeutics, Inc.* 817,981
28,040 Protagonist Therapeutics, Inc.* 1,331,059
53,118 REVOLUTION Medicines, Inc.* 2,092,849
147,521 Syndax Pharmaceuticals, Inc.* 1,554,871
33,988 Ultragenyx Pharmaceutical, Inc.* 1,156,612
36,359 Vaxcyte, Inc.* 1,181,304
43,055 Xenon Pharmaceuticals, Inc.
(Canada)* 1,242,137
26,726,735
Broadline Retail – 0.9%
27,304 Ollie's Bargain Outlet Holdings,
Inc.* 3,043,031
Building Products – 1.2%
39,418 AAON, Inc. 3,795,559
Capital Markets – 5.1%
30,570 Hamilton Lane, Inc., Class A 4,554,930
19,008 Piper Sandler Cos. 4,779,561
38,501 PJT Partners, Inc., Class A 5,800,561
181,400 WisdomTree, Inc. 1,712,416
16,847,468
Chemicals – 1.4%
27,345 Balchem Corp. 4,558,412
Commercial Services & Supplies – 4.9%
58,152 Casella Waste Systems, Inc.,
Class A* 6,815,996
112,667 Tetra Tech, Inc. 3,936,585
40,012 VSE Corp. 5,205,161
15,957,742
Construction & Engineering – 2.2%
34,588 MYR Group, Inc.* 5,425,128
23,394 Primoris Services Corp. 1,686,941
7,112,069
Consumer Staples Distribution & Retail – 1.8%
38,557 Natural Grocers by Vitamin
Cottage, Inc. 1,882,738
22,464 Sprouts Farmers Market, Inc.* 3,883,127
5,765,865
Shares Description Value
aa
Common Stocks – (continued)
Diversified Consumer Services – 1.7%
24,340 Bright Horizons Family
Solutions, Inc.* $ 3,144,728
134,735 OneSpaWorld Holdings Ltd.
(Bahamas) 2,541,102
5,685,830
Electronic Equipment, Instruments & Components – 3.5%
22,151 Badger Meter, Inc. 5,498,321
25,456 Novanta, Inc.* 3,151,962
83,608 Vontier Corp. 2,988,986
11,639,269
Ground Transportation – 0.5%
6,027 Saia, Inc.* 1,593,599
Health Care Equipment & Supplies – 5.7%
42,331 Beta Bionics, Inc.*
(a)
729,786
30,258 Glaukos Corp.* 2,853,027
32,220 iRhythm Technologies, Inc.* 4,526,910
41,802 LeMaitre Vascular, Inc. 3,436,124
48,688 Merit Medical Systems, Inc.* 4,626,821
45,879 PROCEPT BioRobotics Corp.* 2,660,982
18,833,650
Health Care Providers & Services – 4.7%
15,906 Ensign Group, Inc. (The) 2,342,317
19,971 GeneDx Holdings Corp.* 1,422,335
62,170 Guardant Health, Inc.* 2,525,345
134,801 Pennant Group, Inc. (The)* 3,870,137
88,757 RadNet, Inc.* 5,102,640
15,262,774
Health Care Technology – 1.1%
92,370 Waystar Holding Corp.* 3,692,953
Hotels, Restaurants & Leisure – 4.5%
53,797 Cheesecake Factory, Inc. (The) 2,967,981
39,087 Dutch Bros, Inc., Class A* 2,822,082
131,335 First Watch Restaurant Group,
Inc.* 2,027,812
60,529 Life Time Group Holdings, Inc.* 1,731,129
38,871 Shake Shack, Inc., Class A* 5,045,067
14,594,071
Household Durables – 0.6%
12,536 Installed Building Products,
Inc.
(a)
1,999,241
Household Products – 1.0%
12,956 WD-40 Co. 3,156,470
Insurance – 3.4%
46,118 Goosehead Insurance, Inc.,
Class A 4,992,735
36,171 Palomar Holdings, Inc.* 6,202,241
11,194,976
IT Services – 0.8%
92,595 DigitalOcean Holdings, Inc.* 2,620,439
Machinery – 10.4%
36,886 Esab Corp. 4,536,609
55,583 Federal Signal Corp. 5,228,693
36,462 Franklin Electric Co., Inc. 3,149,952

GOLDMAN SACHS SMALL CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Machinery – (continued)
16,439 RBC Bearings, Inc.* $ 6,014,537
41,249 SPX Technologies, Inc.* 6,273,560
12,409 Standex International Corp. 1,873,015
21,633 Timken Co. (The) 1,481,644
22,306 Watts Water Technologies, Inc.,
Class A 5,400,729
33,958,739
Media – 0.6%
80,115 MNTN, Inc., Class A*
(a)
2,021,302
Personal Care Products – 1.3%
31,004 Interparfums, Inc. 4,223,365
Pharmaceuticals – 0.8%
29,079 Prestige Consumer Healthcare,
Inc.* 2,491,198
Professional Services – 1.1%
55,623 Parsons Corp.* 3,606,595
Semiconductors & Semiconductor Equipment – 5.3%
54,025 Axcelis Technologies, Inc.* 3,043,769
31,142 Camtek Ltd. (Israel)*
(a)
2,072,189
76,804 Credo Technology Group
Holding Ltd.* 4,681,972
62,226 FormFactor, Inc.* 1,857,446
16,803 Impinj, Inc.* 1,917,054
87,759 Lattice Semiconductor Corp.* 3,943,889
17,516,319
Software – 12.4%
91,994 Alkami Technology, Inc.* 2,634,708
40,523 BlackLine, Inc.* 2,266,451
125,044 Clearwater Analytics Holdings,
Inc., Class A* 2,888,516
31,197 Commvault Systems, Inc.* 5,713,731
265,583 Freshworks, Inc., Class A* 4,055,452
64,538 Intapp, Inc.* 3,557,335
64,747 JFrog Ltd.* 2,780,236
101,798 Onestream, Inc.* 2,856,452
52,514 Q2 Holdings, Inc.* 4,596,025
84,707 Tenable Holdings, Inc.* 2,729,260
84,285 Varonis Systems, Inc.* 4,018,709
61,994 Vertex, Inc., Class A* 2,453,103
40,549,978
Specialty Retail – 2.6%
34,716 Boot Barn Holdings, Inc.* 5,565,322
26,728 Five Below, Inc.* 3,115,683
8,681,005
Textiles, Apparel & Luxury Goods – 1.8%
84,170 Kontoor Brands, Inc. 5,774,062
Trading Companies & Distributors – 2.3%
27,809 Applied Industrial Technologies,
Inc. 6,299,295
24,965 Core & Main, Inc., Class A* 1,368,331
7,667,626
TOTAL COMMON STOCKS
(Cost $303,545,383)
323,717,143
Shares Dividend Rate Value
aa
Investment Company – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,666,140 4.216% $ 4,666,140
(Cost $4,666,140)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $308,211,523)
328,383,283
a
Securities Lending Reinvestment Vehicle – 1.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,595,907 4.216% 3,595,907
(Cost $3,595,907)
TOTAL INVESTMENTS – 101.2%
(Cost $311,807,430)
$ 331,979,190
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.2)%
(3,896,871)
NET ASSETS – 100.0%
$ 328,082,319
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.5%
Aerospace & Defense – 4.1%
133,119 Karman Holdings, Inc.* $ 5,705,480
358,600 Loar Holdings, Inc.* 31,216,130
118,084 Moog, Inc., Class A 21,882,146
58,803,756
Biotechnology – 9.3%
43,550 Ascendis Pharma A/S ADR
(Denmark)* 7,091,682
134,068 Blueprint Medicines Corp.* 13,587,792
242,199 Bridgebio Pharma, Inc.* 8,295,316
327,110 Exelixis, Inc.* 14,078,814
232,479 Insmed, Inc.* 16,210,761
321,737 Ionis Pharmaceuticals, Inc.* 10,781,407
29,687 Madrigal Pharmaceuticals, Inc.* 8,171,644
132,976 Natera, Inc.* 20,974,304
123,013 Neurocrine Biosciences, Inc.* 15,133,059
255,331 REVOLUTION Medicines, Inc.* 10,060,041
881,533 Roivant Sciences Ltd.* 9,688,048
134,072,868
Broadline Retail – 1.0%
132,221 Ollie's Bargain Outlet Holdings,
Inc.* 14,736,030
Building Products – 2.3%
228,828 AAON, Inc. 22,033,848
196,459 Trex Co., Inc.* 10,976,165
33,010,013
Capital Markets – 3.2%
57,793 Hamilton Lane, Inc., Class A 8,611,157
81,252 Houlihan Lokey, Inc. 14,193,099
215,295 Jefferies Financial Group, Inc. 10,463,337
275,943 TPG, Inc. 13,281,137
46,548,730
Chemicals – 2.4%
94,757 Balchem Corp. 15,795,992
172,139 RPM International, Inc. 19,596,304
35,392,296
Commercial Services & Supplies – 3.4%
218,078 Casella Waste Systems, Inc.,
Class A* 25,560,922
662,192 Tetra Tech, Inc. 23,136,989
48,697,911
Construction & Engineering – 1.0%
30,975 EMCOR Group, Inc. 14,615,864
Consumer Staples Distribution & Retail – 4.0%
129,016 BJ's Wholesale Club Holdings,
Inc.* 14,605,901
35,191 Casey's General Stores, Inc. 15,405,212
161,853 Sprouts Farmers Market, Inc.* 27,977,910
57,989,023
Distributors – 1.2%
59,058 Pool Corp. 17,752,244
Electrical Equipment – 1.4%
53,520 Hubbell, Inc. 20,850,322
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.9%
81,019 Badger Meter, Inc. $ 20,110,536
180,350 Novanta, Inc.* 22,330,937
42,441,473
Entertainment – 1.1%
160,479 Liberty Media Corp.-Liberty
Formula One, Class C* 15,491,038
Financial Services – 2.3%
165,740 Equitable Holdings, Inc. 8,762,674
590,296 Toast, Inc., Class A* 24,898,685
33,661,359
Health Care Equipment & Supplies – 4.7%
156,065 Cooper Cos., Inc. (The)* 10,656,118
89,156 Glaukos Corp.* 8,406,519
262,485 Globus Medical, Inc., Class A* 15,533,862
244,877 Merit Medical Systems, Inc.* 23,270,662
34,903 Penumbra, Inc.* 9,318,054
67,185,215
Health Care Providers & Services – 1.4%
133,112 Encompass Health Corp. 16,093,241
80,624 RadNet, Inc.* 4,635,074
20,728,315
Health Care Technology – 0.9%
311,678 Waystar Holding Corp.* 12,460,886
Hotels, Restaurants & Leisure – 6.2%
186,490 Cava Group, Inc.* 15,156,042
189,380 Dutch Bros, Inc., Class A* 13,673,236
121,941 Shake Shack, Inc., Class A* 15,826,723
161,448 Texas Roadhouse, Inc. 31,516,264
308,613 Viking Holdings Ltd.* 13,776,484
89,948,749
Household Durables – 1.3%
197,212 SharkNinja, Inc.* 18,129,699
Insurance – 1.9%
57,382 Kinsale Capital Group, Inc. 27,083,730
Life Sciences Tools & Services – 2.7%
202,831 Bio-Techne Corp. 9,817,021
321,597 Bruker Corp. 11,802,610
79,311 West Pharmaceutical Services,
Inc. 16,722,724
38,342,355
Machinery – 7.7%
73,747 Crane Co. 12,640,236
122,119 Esab Corp. 15,019,416
143,840 Federal Signal Corp. 13,531,029
88,041 Lincoln Electric Holdings, Inc. 17,043,857
67,023 Nordson Corp. 14,208,205
53,762 RBC Bearings, Inc.* 19,669,903
120,389 SPX Technologies, Inc.* 18,309,963
110,422,609
Oil, Gas & Consumable Fuels – 0.3%
38,958 Expand Energy Corp. 4,524,193
Pharmaceuticals – 0.7%
87,785 Jazz Pharmaceuticals PLC* 9,486,925

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Professional Services – 1.3%
289,410 Parsons Corp.* $ 18,765,345
Semiconductors & Semiconductor Equipment – 4.8%
180,779 Astera Labs, Inc.* 16,400,271
287,437 Credo Technology Group
Holding Ltd.* 17,522,159
421,156 Lattice Semiconductor Corp.* 18,926,751
132,389 MACOM Technology Solutions
Holdings, Inc.* 16,099,826
68,949,007
Software – 13.2%
41,109 CyberArk Software Ltd.* 15,735,703
348,129 Dynatrace, Inc.* 18,802,447
167,906 Elastic NV* 13,578,558
210,440 Gitlab, Inc., Class A* 9,577,125
94,422 Guidewire Software, Inc.* 20,302,619
416,156 Klaviyo, Inc., Class A* 14,149,304
49,782 Monday.com Ltd.* 14,809,647
211,189 Nutanix, Inc., Class A* 16,196,085
212,923 Procore Technologies, Inc.* 14,302,038
169,119 Rubrik, Inc., Class A* 16,125,497
454,320 SailPoint, Inc.* 8,005,118
119,663 ServiceTitan, Inc., Class A*
(a)
13,243,104
319,424 Varonis Systems, Inc.* 15,230,136
190,057,381
Specialty Retail – 1.9%
76,053 Dick's Sporting Goods, Inc. 13,639,345
185,006 Floor & Decor Holdings, Inc.,
Class A* 13,263,080
26,902,425
Technology Hardware, Storage & Peripherals – 1.2%
332,202 Pure Storage, Inc., Class A* 17,802,705
Textiles, Apparel & Luxury Goods – 4.6%
501,293 Amer Sports, Inc. (Finland)* 18,237,039
338,096 Birkenstock Holding PLC
(Germany)* 18,182,803
115,732 Deckers Outdoor Corp.* 12,212,041
311,109 On Holding AG, Class A
(Switzerland)* 18,476,763
67,108,646
Trading Companies & Distributors – 4.1%
125,716 Applied Industrial Technologies,
Inc. 28,477,188
43,724 Watsco, Inc. 19,394,655
65,264 WESCO International, Inc. 10,957,173
58,829,016
TOTAL COMMON STOCKS
(Cost $1,194,844,392)
1,420,790,128
Shares Dividend Rate Value
aa
Investment Company – 1.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,185,580 4.216% $ 15,185,580
(Cost $15,185,580)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $1,210,029,972)
1,435,975,708
a
Securities Lending Reinvestment Vehicle – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
10,740,624 4.216% 10,740,624
(Cost $10,740,624)
TOTAL INVESTMENTS – 100.3%
(Cost $1,220,770,596)
$ 1,446,716,332
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.3)%
(3,956,611)
NET ASSETS – 100.0%
$ 1,442,759,721
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
May 31, 2025 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.5%
Automobiles – 1.6%
8,804 Tesla, Inc.* $ 3,050,234
Banks – 0.8%
34,118 Bank of America Corp. 1,505,627
Biotechnology – 2.6%
8,945 AbbVie, Inc. 1,664,754
4,475 Alnylam Pharmaceuticals, Inc.* 1,362,906
1,930 Argenx SE ADR (Netherlands)* 1,106,392
7,042 Neurocrine Biosciences, Inc.* 866,307
5,000,359
Broadline Retail – 7.1%
66,298 Amazon.com, Inc.* 13,591,753
Capital Markets – 0.5%
1,809 S&P Global, Inc. 927,764
Chemicals – 1.4%
2,359 Air Products and Chemicals, Inc. 657,949
5,846 Sherwin-Williams Co. (The) 2,097,603
2,755,552
Commercial Services & Supplies – 0.5%
4,862 Waste Connections, Inc. 958,252
Construction Materials – 0.7%
2,388 Martin Marietta Materials, Inc. 1,307,549
Consumer Staples Distribution & Retail – 2.1%
3,903 Costco Wholesale Corp. 4,059,823
Electrical Equipment – 4.3%
6,150 AMETEK, Inc. 1,099,251
5,117 Eaton Corp. PLC 1,638,463
7,374 GE Vernova, Inc. 3,487,755
6,474 Rockwell Automation, Inc. 2,042,871
8,268,340
Entertainment – 4.1%
4,571 Netflix, Inc.* 5,518,249
3,473 Spotify Technology SA* 2,310,031
7,828,280
Financial Services – 3.4%
10,986 Mastercard, Inc., Class A 6,433,402
Ground Transportation – 0.7%
8,565 Old Dominion Freight Line, Inc. 1,371,856
Health Care Equipment & Supplies – 3.0%
7,866 Abbott Laboratories 1,050,740
22,003 Boston Scientific Corp.* 2,316,036
4,151 Intuitive Surgical, Inc.* 2,292,763
5,659,539
Hotels, Restaurants & Leisure – 1.8%
8,329 Cava Group, Inc.* 676,898
7,250 DoorDash, Inc., Class A* 1,512,712
3,997 McDonald's Corp. 1,254,458
3,444,068
Household Durables – 0.4%
7,164 Lennar Corp., Class A 759,957
Interactive Media & Services – 9.9%
32,357 Alphabet, Inc., Class A 5,556,991
Shares Description Value
aa
Common Stocks – (continued)
Interactive Media & Services – (continued)
20,263 Alphabet, Inc., Class C $ 3,502,460
15,059 Meta Platforms, Inc., Class A 9,750,552
18,810,003
IT Services – 1.9%
17,556 Snowflake, Inc., Class A* 3,610,742
Oil, Gas & Consumable Fuels – 1.6%
12,879 Cheniere Energy, Inc. 3,052,194
Pharmaceuticals – 3.3%
13,513 AstraZeneca PLC ADR (United
Kingdom) 984,152
7,226 Eli Lilly & Co. 5,330,403
6,314,555
Semiconductors & Semiconductor Equipment – 16.5%
30,380 Broadcom, Inc. 7,354,087
3,065 KLA Corp. 2,319,837
20,571 Marvell Technology, Inc. 1,238,169
7,914 Micron Technology, Inc. 747,556
138,585 NVIDIA Corp. 18,726,991
5,735 Texas Instruments, Inc. 1,048,645
31,435,285
Software – 19.3%
9,460 AppLovin Corp., Class A* 3,717,780
6,151 Atlassian Corp., Class A* 1,277,132
3,828 Crowdstrike Holdings, Inc.,
Class A* 1,804,404
14,529 Datadog, Inc., Class A* 1,712,678
23,255 Dynatrace, Inc.* 1,256,003
1,314 HubSpot, Inc.* 775,129
50,008 Microsoft Corp. 23,021,683
8,584 Salesforce, Inc. 2,277,936
18,471 Samsara, Inc., Class A* 859,640
36,702,385
Specialized REITs – 0.1%
3,582 Millrose Properties, Inc. REIT 99,830
Specialty Retail – 1.1%
5,087 Lowe’s Cos., Inc. 1,148,289
6,480 Ross Stores, Inc. 907,783
2,056,072
Technology Hardware, Storage & Peripherals – 10.8%
102,027 Apple, Inc. 20,492,123
TOTAL COMMON STOCKS
(Cost $74,258,089)
189,495,544

GOLDMAN SACHS STRATEGIC GROWTH FUND
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
363,774 4.216% $ 363,774
(Cost $363,774)
TOTAL INVESTMENTS – 99.7%
(Cost $74,621,863)
$ 189,859,318
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
530,054
NET ASSETS – 100.0%
$ 190,389,372
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND
Schedule of Investments
May 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.1%
Broadline Retail – 6.1%
182,715 Amazon.com, Inc.* $ 37,458,402
5,956 MercadoLibre, Inc. (Brazil)* 15,266,955
52,725,357
Communications Equipment – 3.3%
96,814 Arista Networks, Inc.* 8,387,965
49,704 Motorola Solutions, Inc. 20,646,047
29,034,012
Entertainment – 3.0%
21,492 Netflix, Inc.* 25,945,787
Financial Services – 5.9%
95,866 Fidelity National Information
Services, Inc. 7,631,892
30,341 Mastercard, Inc., Class A 17,767,690
70,862 Visa, Inc., Class A 25,878,094
51,277,676
Interactive Media & Services – 10.6%
195,186 Alphabet, Inc., Class C 33,737,900
89,108 Meta Platforms, Inc., Class A 57,696,539
91,434,439
IT Services – 6.8%
70,324 Accenture PLC, Class A (Ireland) 22,280,050
117,852 Shopify, Inc., Class A (Canada)* 12,636,091
115,844 Snowflake, Inc., Class A* 23,825,635
58,741,776
Semiconductors & Semiconductor Equipment – 24.5%
140,254 Broadcom, Inc. 33,951,286
30,731 KLA Corp. 23,259,679
240,798 Marvell Technology, Inc. 14,493,631
162,846 Microchip Technology, Inc. 9,451,582
126,137 Micron Technology, Inc. 11,914,901
595,322 NVIDIA Corp. 80,445,862
132,365 Taiwan Semiconductor
Manufacturing Co. Ltd. ADR
(Taiwan) 25,588,802
71,255 Texas Instruments, Inc. 13,028,977
212,134,720
Software – 31.2%
31,229 Adobe, Inc.* 12,962,846
43,941 AppLovin Corp., Class A* 17,268,813
77,180 Atlassian Corp., Class A* 16,024,883
9,322 Cadence Design Systems, Inc.* 2,676,067
29,742 Crowdstrike Holdings, Inc.,
Class A* 14,019,487
116,740 Datadog, Inc., Class A* 13,761,311
330,474 Dynatrace, Inc.* 17,848,901
18,462 HubSpot, Inc.* 10,890,734
20,850 Intuit, Inc. 15,709,849
178,254 Microsoft Corp. 82,061,011
40,232 Monday.com Ltd.* 11,968,618
88,797 Salesforce, Inc. 23,564,060
257,144 Samsara, Inc., Class A* 11,967,482
69,562 Zscaler, Inc.* 19,178,243
269,902,305
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – 2.8%
27,025 Equinix, Inc. REIT $ 24,020,361
Technology Hardware, Storage & Peripherals – 3.9%
168,973 Apple, Inc. 33,938,227
TOTAL COMMON STOCKS
(Cost $473,437,017)
849,154,660
Shares Dividend Rate Value
aa
Investment Company – 1.8%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,180,235 4.216% 15,180,235
(Cost $15,180,235)
TOTAL INVESTMENTS – 99.9%
(Cost $488,617,252)
$ 864,334,895
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
850,537
NET ASSETS – 100.0%
$ 865,185,432
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
May 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Money Market Funds — Investments in the Funds (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying
Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2025:
(a)
Enhanced U.S. Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,206,443 $ — $ —
North America 426,750,641 — —
Investment Company 1,532,591 — —
Total
$ 433,489,675 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 3,280,254 $ — $ —
Europe 19,965,229 — —
North America 1,240,258,276 — —
Investment Company 11,584,541 — —
Total
$ 1,275,088,300 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 16,602,446 $ — $ —
North America 938,898,753 — —
Investment Company 14,927,677 — —
Total
$ 970,428,876 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Small Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 2,072,189 $ — $ —
North America 321,644,954 — —
Investment Company 4,666,140 — —
Securities Lending Reinvestment Vehicle 3,595,907 — —
Total
$ 331,979,190 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 61,988,287 $ — $ —
North America 1,358,801,841 — —
Investment Company 15,185,580 — —
Securities Lending Reinvestment Vehicle 10,740,624 — —
Total
$ 1,446,716,332 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Strategic Growth Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 2,090,544 $ — $ —
North America 187,405,000 — —
Investment Company 363,774 — —
Total
$ 189,859,318 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Technology Opportunities Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 25,588,802 $ — $ —
Europe 22,280,050 — —
North America 786,018,853 — —
South America 15,266,955 — —
Investment Company 15,180,235 — —
Total
$ 864,334,895 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (the “Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Growth Funds
Schedule of Investments
(continued)
May 31, 2025 (Unaudited)
Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the
Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Investment Style Risk — Different investment styles (e.g., “growth”, “value”, or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Growth investing is an example of an investment style. Growth companies are often expected by investors to increase their earnings at a certain rate. When these expectations are not met, investors can punish the stock as inordinately even if earnings showed an absolute increase.
Issuer Concentration Risk — Under normal circumstances, the Concentrated Growth Fund and the U.S. Equity ESG Fund intend to invest in up to approximately 40 and 50 companies, respectively. As a result of the relatively small number of issuers in which a Fund generally invests, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by a Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, a Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, Military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, and the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Strategic Growth Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)